UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 6/30/14

ITEM 1.  REPORTS TO SHAREHOLDERS.

ANNUAL REPORT

Day Hagan Tactical Allocation Fund of ETFs

June 30, 2014

Day Hagan Asset Management

1000 South Tamiami Trail

Sarasota, FL 34236

1-877-329-4246

June 30, 2014

Day Hagan Tactical Allocation Fund of ETFs

Annual Shareholder Letter

Dear Shareholder,

During the past year, governments failed, coups were wrought, the Arab Spring turned to winter, Iraq and Syria descended into chaos, Russia went rogue from the international community, China's shadow banking system was illuminated -- and revealed to be deficient, North and South Korea rattled sabers, Japan continued to wilt under deflationary pressures, the southern periphery of the European Union decelerated, Puerto Rico was forced to restructure debt, severe weather in Q1 2014 undermined U.S. business activity, more U.S. workers took part time jobs, Ben Bernanke abdicated his position as Fed Chairman, and the U.S. Federal Open Market Committee opted to end quantitative easing -- thereby beginning the process of dismantling one of the greatest monetary stimulus programs in history.

And the U.S. equity markets moved higher.

Perhaps more telling; while longer-maturity U.S. Treasury bond yields initially moved higher in the face of Fed "tapering" rumors during the last half of 2013, most investors were caught off guard as rates began to move lower once tapering actually began; with the 10-year U.S. Treasury Note yield having retreated from over 3% at the end of 2013 toward mid-2% levels by the end of June 2014.  The laws of supply and demand tell us that interest rates usually don't go down unless demand outstrips supply.  Therefore, there must have been some segment of investors demanding bonds.  Is the U.S. bond market experiencing a flight-to-safety bid in the face of the aforementioned upheavals?  Are U.S. bonds a "good deal" relative to other sovereigns' low interest rates being engineered by their respective central banks?  We believe the answer is yes, and yes.  And given the fact that flight-to-safety bids can evaporate quickly and engineered stimulus can be reversed by a committee's change-of-heart, our view has been that the pullback in U.S. interest rates, as well as global rates, will likely end over the coming months and higher rates will reassert -- potentially to the detriment of those seeking safety in fixed income and low volatility alternatives, and definitely to the chagrin of those taking inordinate risks in asset classes devoid of acceptable risk premiums.

Clearly, over the past year, global financial markets have made a habit of defying conventional wisdom, as central bank intervention and never-before-used monetary policy tools acted as powerful underpinnings in the face of unrelenting and innumerable crises, allowing global economic activity to stumble forward in what many view as one of the slowest post-recession recoveries on record.  We ask, "If the economic recovery is underwhelming with record levels of globally-coordinated monetary stimulus (QE), what will it look like when QE ends?"  We think the answer is self-evident. We believe this strongly supports an actively managed tactical approach toward asset allocation.

While we have participated in the equity financial markets' up-moves over the past year, our models and indicators began to adopt a mildly defensive posture early in 2014, and became solidly defensive by April, 2014.  In response to our models' messages to shift away from risk, we allocated more of our assets to cash to reduce the potential for loss.  The result was that we have not captured optimal upside, certainly during the first half of 2014, earning less than the general U.S. equity markets, as said markets continue to defy gravity.

Our view is that the markets are poised to correct some of the optimistic excesses that have built-up in the face of a fundamental outlook that has begun to show signs of strain.  Our models and indicators are our determinants for investment allocation, and they currently are presenting a message of caution.

As of this writing, however, our view of the general U.S. economy remains positive overall, though we are expecting subdued growth.  Further, we would note that the possibility exists that we have entered a Secular Bull Market, which can be defined as an upwardly sloped market that persists for a decade or more.   But history shows that even during Secular Bull markets there are dips, corrections and Cyclical Bear markets.

From a short- to intermediate-term perspective, we have moved to an underweighted equity position due to divergent breadth measures, overbought conditions, sentiment extremes, and declining economic and investor liquidity measures.  We would expect that these negative conditions would be resolved either by the markets moving sideways for an extended period of time or by a decline that would remove some of the froth and provide more palatable risk/reward opportunities.

As always, we will follow the quantitative, unemotional message of our models.   If conditions improve, we will add exposure.  Conversely, if the economy does roll over, or there is contagion from outside of our borders, we will reduce accordingly.

Sincerely,

Donald L. Hagan, CFA

Arthur S. Day

4238-NLD-7/25/2014

Day Hagan Tactical Allocation Fund of ETFs
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Fund's performance figures* for the year ended June 30, 2014, as compared to its benchmarks:

	1 Year Return	3 Year Return	Since Inception***
Day Hagan Tactical Allocation Fund Class A	12.21%	5.82%	6.67%
Day Hagan Tactical Allocation Fund Class A with load	5.72%	3.74%	5.33%
Day Hagan Tactical Allocation Fund Class C	11.50%	5.01%	5.87%
Russell 3000 Total Return Index**	25.22%	16.46%	17.65%
Day Hagan Tactical Allocation Blended Index ****	13.44%	6.87%	7.61%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains, if any, and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.19% for Class A shares and 2.94% for Class C shares per the most recent prospectus. For performance information current to the most recent month-end, please call toll-free 1-877-329-4246.

** The Russell 3000 Total Return Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
*** Inception date is October 30, 2009.

**** The Day Hagan Tactical Allocation Blended Index reflects an unmanaged portfolio of 55% of the Russell 3000 Total Return Index, 40% of the Barclays Capital U.S. Aggregate Index and a 5% cash component.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Major Index Classification		% of Net Assets
Equity Funds		44.7%
Debt Funds		25.8%
Other / Cash & Cash Equivalents		29.5%
		100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Day Hagan Tactical Allocation Fund of ETFs
PORTFOLIO OF INVESTMENTS
June 30, 2014

Shares		Value

	EXCHANGE-TRADED FUNDS - 70.5%
	DEBT FUNDS - 25.8%
58,706	iShares Core U.S. Aggregate Bond ETF	$ 6,422,436
14,765	iShares iBoxx $ Investment Grade Corporate Bond ETF †	1,760,874
175,000	SPDR Barclays 1-3 Month T-Bill ETF*	8,008,000
		16,191,310
	EQUITY FUNDS - 44.7%
23,262	iShares Russell 1000 Growth ETF	2,115,214
81,045	iShares Russell 1000 Value ETF	8,207,427
6,104	iShares Russell 2000 Growth ETF	844,916
22,073	Powershares QQQ Trust Series I	2,072,875
8,100	SPDR S&P 500 ETF	1,585,332
59,552	SPDR S&P Dividend ETF	4,561,088
43,101	Vanguard FTSE Emerging Markets ETF	1,858,946
103,354	Vanguard FTSE Europe ETF	6,196,072
8,961	Vanguard FTSE Pacific ETF	557,733
		27,999,603

	TOTAL EXCHANGE-TRADED FUNDS (Cost $42,606,587)	44,190,913

	SHORT-TERM INVESTMENTS - 31.9%
18,587,148	Fidelity Institutional Money Market Treasury Portfolio, Class I, 0.01%**	18,587,148
1,436,737	Fidelity Institutional Money Market Treasury Only Fund, Class I, 0.01%** (a)	1,436,737
	TOTAL SHORT-TERM INVESTMENTS (Cost $20,023,885)	20,023,885

	TOTAL INVESTMENTS - 102.4% (Cost $62,630,472) (b)	$ 64,214,798
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4)%	(1,538,052)
	TOTAL NET ASSETS - 100.0%	$ 62,676,746

* Non-income producing security
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2014.
† Security, or a portion of the security, is out on loan at June 30, 2014. Total loaned securities had a value of $1,407,268 at June 30, 2014.
(a) Security was purchased with cash received as collateral for securities on loan at June 30, 2014. Total collateral had a value of $1,436,737 at June 30, 2014.

(b) Represents cost for financial reporting purposes.  Aggregate cost for Federal tax purposes is $62,630,883 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 1,590,140
	Unrealized Depreciation:	(6,225)
	Net Unrealized Appreciation:	$ 1,583,915

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund of ETFs
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2014

ASSETS
Investment securities:
At cost	$ 62,630,472
At value	$ 64,214,798
Receivable for Fund shares sold	30,964
Dividends and interest receivable	13,086
Prepaid expenses and other assets	28,171
TOTAL ASSETS	64,287,019

LIABILITIES
Payable upon return of securities loaned	1,436,737
Distribution (12b-1) fees payable	83,319
Investment management fees payable	31,381
Fees payable to other affiliates	13,207
Payable for Fund shares repurchased	17,149
Accrued expenses and other liabilities	28,480
TOTAL LIABILITIES	1,610,273
NET ASSETS	$ 62,676,746

Composition of Net Assets:
Paid in capital	$ 58,452,825
Accumulated net realized gain from investment transactions	2,639,595
Net unrealized appreciation on investments	1,584,326
NET ASSETS	$ 62,676,746

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 53,377,011
Shares of beneficial interest outstanding (a)	4,486,390
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (b)	$ 11.90
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 12.63

Class C Shares:
Net Assets	$ 9,299,735
Shares of beneficial interest outstanding (a)	808,167
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 11.51

(a) Unlimited number of shares of beneficial interest authorized, no par value.
(b)

Investment in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividens and/or distributions).

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund of ETFs
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2014

INVESTMENT INCOME
Dividends	$ 767,084
Interest	1,011
Securities lending income - net	15,797
TOTAL INVESTMENT INCOME	783,892

EXPENSES
Investment management fees	493,813
Distribution (12b-1) fees:
Class A	111,781
Class C	46,689
Administration fees and expenses	66,316
Mfund service fees	52,453
Registration fees	19,177
Professional fees	35,441
Compliance officer fees	10,898
Transfer agent fees	10,150
Custodian fees	7,886
Printing and postage expenses	13,737
Trustees fees and expenses	9,816
Insurance expense	1,354
Networking fees	19,938
Other expenses	649
TOTAL EXPENSES	900,098

Less: Fees waived by the Manager	(72,350)
NET EXPENSES	827,748

NET INVESTMENT LOSS	(43,856)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments	2,824,038
Net change in unrealized appreciation on investments	1,513,143

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	4,337,181

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 4,293,325

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund of ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2014	June 30, 2013
FROM OPERATIONS
Net investment loss	$ (43,856)	$ (35,010)
Net realized gain from investments	2,824,038	928,381
Net change in unrealized appreciation on investments	1,513,143	412,608
Net increase in net assets resulting from operations	4,293,325	1,305,979

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(131,954)	-
Class C	(8,379)	-
From net realized gains:
Class A	(610,509)	(28,570)
Class C	(56,184)	(317)
Total distributions to shareholders	(807,026)	(28,887)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	42,805,021	1,956,709
Class C	9,414,549	19,300
Net asset value of shares issued in reinvestment of distributions:
Class A	721,305	27,648
Class C	62,993	317
Payments for shares redeemed:
Class A	(9,758,408)	(3,344,985)
Class C	(596,960)	(28,648)
Net increase (decrease) in net assets from shares of beneficial interest	42,648,500	(1,369,659)

TOTAL INCREASE (DECREASE) IN NET ASSETS	46,134,799	(92,567)

NET ASSETS
Beginning of Year	16,541,947	16,634,514
End of Year*	$ 62,676,746	$ 16,541,947
*Includes accumulated net investment loss of:	$ -	$ -

SHARE ACTIVITY
Class A:
Shares Sold	3,742,238	188,822
Shares Reinvested	62,397	2,677
Shares Redeemed	(839,723)	(325,924)
Net increase (decrease) in shares of beneficial interest outstanding	2,964,912	(134,425)

Class C:
Shares Sold	838,658	1,790
Shares Reinvested	5,614	31
Shares Redeemed	(53,002)	(2,758)
Net increase (decrease) in shares of beneficial interest outstanding	791,270	(937)

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund of ETFs
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class A

	Year		Year		Year		Year		Period
	Ended		Ended		Ended		Ended		Ended
	June 30, 2014		June 30, 2013		June 30, 2012		June 30, 2011		June 30, 2010	(1)
Net asset value, beginning of period	$ 10.76		$ 9.94		$ 11.23		$ 9.89		$ 10.00

Activity from investment operations:
Net investment income (loss)	(0.00)	(8)	(0.02)	(8)	(0.01)	(8)	0.02		-	(2)
Net realized and unrealized gain
(loss) from investments	1.31		0.86		(0.33)		1.46		(0.09)
Total from investment operations	1.31		0.84		(0.34)		1.48		(0.09)

Less distributions from:
Net investment income	(0.03)		-		(0.01)		-	(2)	(0.03)
Net realized gains	(0.14)		(0.02)		(0.94)		(0.14)		-
Total distributions	(0.17)		(0.02)		(0.95)		(0.14)		(0.03)

Paid-in-Capital From Redemption Fees	-		-		-		-	(2)	0.01

Net asset value, end of period	$ 11.90		$ 10.76		$ 9.94		$ 11.23		$ 9.89

Total return (3)	12.21%		8.44%		(2.62)%		15.00%		(0.80)%	(6)

Net assets, at end of period (000s)	$ 53,377		$ 16,365		$ 16,461		$ 17,541		$ 12,735

Ratio of gross expenses to average
net assets (4)(7)	1.75%		1.97%		2.00%		2.03%		2.36%	(5)
Ratio of net expenses to average
net assets (7)	1.60%		1.60%		1.60%		1.60%		1.60%	(5)
Ratio of net investment income (loss)
to average net assets (7)(9)	(0.02%)		(0.20)%		(0.06)%		0.19%		(0.14)%	(5)

Portfolio Turnover Rate	206%		533%		297%		232%		148%	(6)

(1)	The Day Hagan Tactical Allocation Fund of ETFs Class A shares commenced operations on October 30, 2009.
(2) Amount represents less than $0.01 per share.
(3)

Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund's expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(5) Annualized for periods less than one full year.
(6) Not annualized.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(8)	Per share amounts calculated using the average shares method.
(9)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund of ETFs
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class C

	Year		Year		Year		Year		Period
	Ended		Ended		Ended		Ended		Ended
	June 30, 2014		June 30, 2013		June 30, 2012		June 30, 2011		June 30, 2010	(1)
Net asset value, beginning of period	$ 10.47		$ 9.75		$ 11.11		$ 9.85		$ 10.00

Activity from investment operations:
Net investment loss	(0.08)	(8)	(0.10)	(8)	(0.08)	(8)	(0.05)		(0.01)
Net realized and unrealized gain
(loss) from investments	1.28		0.84		(0.34)		1.45		(0.12)
Total from investment operations	1.20		0.74		(0.42)		1.40		(0.13)

Less distributions from:
Net investment income	(0.02)		-		-		-	(2)	(0.02)
Net realized gains	(0.14)		(0.02)		(0.94)		(0.14)		-
Total distributions	(0.16)		(0.02)		(0.94)		(0.14)		(0.02)

Net asset value, end of period	$ 11.51		$ 10.47		$ 9.75		$ 11.11		$ 9.85

Total return (3)	11.50%		7.58%		(3.46)%		14.20%		(1.33)%	(6)

Net assets, at end of period (000s)	$ 9,300		$ 177		$ 174		$ 222		$ 157

Ratio of gross expenses to average
net assets (4)(7)	2.50%		2.72%		2.75%		2.78%		3.11%	(5)
Ratio of net expenses to average
net assets (7)	2.35%		2.35%		2.35%		2.35%		2.35%	(5)
Ratio of net investment loss
to average net assets (7)(9)	(0.70)%		(0.95)%		(0.82)%		(0.50)%		(0.89)%	(5)

Portfolio Turnover Rate	206%		533%		297%		232%		148%	(6)

(1)	The Day Hagan Tactical Allocation Fund of ETFs Class C shares commenced operations on October 30, 2009.
(2) Amount represents less than $0.01 per share.
(3)

Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund's expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(5) Annualized for periods less than one full year.
(6) Not annualized.
(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(8)	Per share amounts calculated using the average shares method.
(9)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund of ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2014

 (1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of twenty-eight series. These financial statements include the following series: Day Hagan Tactical Allocation Fund of ETFs (the “Fund”). The Fund is registered as diversified. The Fund’s investment manager is Donald L. Hagan, LLC, also known as Day Hagan Asset Management (the “Manager” or “Day Hagan”).

Day Hagan Tactical Allocation Fund of ETFs commenced operations on October 30, 2009. The Fund’s investment objective is to achieve long-term capital appreciation, with current income as a secondary objective.

The Fund offers two classes of shares, Class A and Class C. Each share class represents an interest in the same assets of the Fund, has the same rights, and is identical in all material respects except that they differ as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change.  Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.    Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.   GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Day Hagan Tactical Allocation Fund of ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2014:

Assets Security Classifications (a)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds(b)	$ 44,190,913	$ -	$ -	$44,190,913
Short-Term Investments	20,023,885	-	-	20,023,885
Total	$ 64,214,798	$ -	$ -	$64,214,798

(a) As of and during the year ended June 30, 2014, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.  There were no transfers into and out of any Level during the current period presented.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

(b) All exchange-traded funds held in the Fund are Level 1 securities. For a detailed break-out of exchange-traded funds (ETFs) by major index classification, please refer to the Portfolio of Investments.

b)

Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the year ended June 30, 2014, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of June 30, 2014, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions taken or to be taken on Federal income tax returns for all open tax years (years ended June 30, 2011, June 30, 2012, June 30, 2013, and June 30, 2014) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Fund’s tax returns are presently in progress.

c)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date and are distributed on an annual basis.

d)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

e)

Other - Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

f)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and

Day Hagan Tactical Allocation Fund of ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014

liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h)

Redemption Fees and Sales Charges (loads) - A $15 fee may be charged for redemptions made by wire.  A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). Prior to November 1, 2013 Class C shares have been subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the year ended June 30, 2014, there were no redemption fees paid to the Fund and there were no CDSC fees paid to the Manager.

i)

Security Loans - The Fund has entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Fund receives compensation in the form of income earned on invested collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. At June 30, 2014 the value of securities on loan was $1,407,268.   The following table is a summary of the Fund’s securities loaned and related collateral which are subject to a netting agreement as of June 30, 2014:

Gross Amounts of Assets Presented

In the Statement of Assets and Liabilities

Liabilities:	Gross Amounts of Recognized Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets
Day Hagan Tactical Allocation Fund
Description:
Securities Loaned	$ 1,436,737	$ -	$ 1,436,737	$ -
Total	$ 1,436,737	$ -	$ 1,436,737	$ -

(2)

INVESTMENT TRANSACTIONS

For the year ended June 30, 2014, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 103,773,333	$ 78,933,925

Day Hagan Tactical Allocation Fund of ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014

(3)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Day Hagan acts as investment manager to the Fund pursuant to the terms of an investment advisory agreement between the trust and Day Hagan (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the year ended June 30, 2014, management fees of $493,813 were incurred by the Fund, before the waiver and reimbursement described below.

The Manager and the Trust, with respect to the fund, have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.35% of the Fund’s average daily net assets through October 31, 2015. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the year ended June 30, 2014, the Manager waived management fees of $72,350. As of June 30, 2013, the Manager may recapture $67,401 no later than June 30, 2015, $61,590 no later than June 30, 2016 and $72,350 no later than June 30, 2017.

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the year ended June 30, 2014, the Fund incurred $52,453 for such fees.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors LLC (an investment manager to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

An Officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

Effective April 1, 2014 Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid a quarterly retainer of $350 and will receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended.  Prior to April 1, 2014 Trustees received a quarterly retainer of $250.  The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust for which the meeting relates. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares. The “interested persons” of the Trust receive no compensation from the Funds.  The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up

Day Hagan Tactical Allocation Fund of ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014

to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Manager for the sale of Class C shares.

For the year ended June 30, 2014, the Distributor received $23,084 in underwriter commissions from the sale of shares of the Fund.

 (4)

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

 The tax character of distributions paid during the periods ended June 30, 2014 and June 30, 2013 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2014	June 30, 2013
Ordinary Income	$ 807,026	$ 1,064
Long-Term Capital Gain	-	27,823
	$ 807,026	$ 28,887

As of June 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October and		Unrealized	Total
Ordinary	Long-Term	Late Year	Capital Loss	Appreciation/	Accumulated
Income	Gains	Losses	Carry Forwards	(Depreciation)	Earnings/(Deficits)
$ 2,206,867	$ 433,139	$ -	$ -	$ 1,583,915	$ 4,223,921

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gain is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to the reclass of net operating losses and income distributions, and adjustments for grantor trusts and partnerships, resulted in reclassification for the year ended June 30, 2014 as follows:

Undistributed	Accumulated
Net Investment	Net Realized
Income (Loss)	Gains (Loss)
$ 184,189	$ (184,189)

(5)

UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Fund may be directly affected by the performance of the Fidelity Institutional Money Market Treasury Portfolio. The financial statements of the Fidelity Institutional Money Market Treasury Portfolio, including the portfolio of investments, can be found at Fidelity’s website www.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2014 the percentage of net assets invested in the Fidelity Institutional Treasury Portfolio was 29.7%.

Day Hagan Tactical Allocation Fund of ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014

(6)

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Mutual Fund Series Trust

and the Shareholders of Day Hagan Tactical Allocation Fund of ETFs

We have audited the accompanying statement of assets and liabilities of Day Hagan Tactical Allocation Fund of ETFs (the "Fund"), a series of shares of beneficial interest in Mutual Fund Series Trust, including the portfolio of investments, as of June 30, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and for the period October 30, 2009 (commencement of operations) through June 30, 2010.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2014 by correspondence with the custodian and other appropriate parties.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Day Hagan Tactical Allocation Fund of ETFs as of June 30, 2014, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the four-year period then ended and for the period October 30, 2009 through June 30, 2010, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

August 29, 2014

Day Hagan Tactical Allocation Fund of ETFs

EXPENSE EXAMPLES (Unaudited)

June 30, 2014

As a shareholder of the Day Hagan Tactical Allocation Fund of ETFs, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Day Hagan Tactical Allocation Fund of ETFs and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire year from January 1, 2014 through June 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Day Hagan Tactical Allocation Fund of ETFs’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 – 6/30/14	Expense Ratio During Period** 1/1/14 – 6/30/14
Class A	$1,000.00	$1,015.40	$8.00	1.60%
Class C	1,000.00	1,011.40	11.72	2.35

Hypothetical (5% return before expenses)	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14– 6/30/14	Expense Ratio During Period** 1/1/14– 6/30/14
Class A	$1,000.00	$1,016.86	$8.00	1.60%
Class C	1,000.00	1,013.14	11.73	2.35

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**Annualized.

Day Hagan Tactical Allocation Fund of ETFs

Additional Information (Unaudited)

June 30, 2014

Disinterested Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Tobias Caldwell c/o Mutual Fund Series Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1967	Trustee	Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999. Managing Member of PTL Real Estate LLC, a real estate/investment firm, since 2000. Managing Member of Bear Property, LLC, a real estate firm, since 2006. President of Genovese Imports, an importer/ distributor of wine, from 2005 to 2011.	35	Variable Insurance Trust since 2010
Tiberiu Weisz c/o Mutual Fund Series Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1949	Trustee	Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	35	Variable Insurance Trust since 2010
Dr. Bert Pariser c/o MITCU Corporation 860 East Broadway, Suite 2D, Long Beach, NY 11561 Year of Birth: 1940	Trustee	Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	35	Variable Insurance Trust since 2010

Day Hagan Tactical Allocation Fund of ETFs

Additional Information (Unaudited) (Continued)

June 30, 2014

Interested Trustee*** and Officers

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Jerry Szilagyi 22 High Street Huntington, NY 11743 Year of Birth: 1962	Trustee, President and Secretary	Trustee since 7/2006; President since 2/2012; Secretary since 2/2013	Managing Member and Chief Compliance Officer, Catalyst Capital Advisors LLC, 1/2006- present; Member and Chief Compliance Officer, AlphaCentric Advisors LLC, 2/2014 to Present; President, MFund Distributors LLC, 10/2012-present; President, MFund Services LLC, 1/2012 - Present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to 10/2013; President, USA Mutuals, Inc., 3/2011 to present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010.	35	Variable Insurance Trust since 2010
Erik Naviloff 80 Arkay Drive Hauppauge, New York 11788 Year of Birth: 1968	Treasurer	Since 4/2012

Vice President – Fund Administration, Gemini Fund Services, LLC, since 2011; Assistant Vice President, Gemini Fund Services, 2007 - 2012; Senior Accounting Manager, Fixed Income, Dreyfus Corporation 2002 to 2007.

				N/A	N/A
Aaron Smith 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1974	Assistant Treasurer	Since 11/2013

Manager - Fund Administration, Gemini Fund Services, LLC, since 2012; Authorized Officer, UBS Global Asset Management, a business division of UBS AG, 2010-2012; Mutual Fund Accounting Supervisor, Morgan Stanley, 1998-2007.

				N/A	N/A

Day Hagan Tactical Allocation Fund of ETFs

Additional Information (Unaudited) (Continued)

June 30, 2014

Brian Curley 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1970	Assistant Treasurer	Since 11/2013

Assistant Vice President, Gemini Fund Services, LLC (since 2012); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 – 2012); Senior Associate of Fund Administration, Morgan Stanley (1999 – 2008).

				N/A	N/A
Debra Brown CCO Compliance 1140 Avenue of the Americas, 9th Floor New York, NY 10036 Year of Birth: 1962	Chief Compliance Officer	Since 7/2012	Chief Compliance Officer, CCO Compliance Services, LLC 7/2012 to present; Attorney, Brown & Associates LLC 9/2000 to the present.	N/A	N/A
Jennifer A. Bailey 22 High Street Huntington, NY 11743 Year of Birth: 1968	Secretary	Since 4/2014

Director of Legal Services, MFund Services LLC, 2/2012 to present; Attorney, Weiss & Associates, 12/2008 to 6/2010;  Attorney, Law Offices of Thomas J. Bailey, 7/2007 to 12/2008; Consultant/Senior Counsel, BISYS Fund Services, 9/2002 to 7/2007.

				N/A	N/A
Steve Troche 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1984	Assistant Secretary	Since 2/2013	Junior Paralegal, Gemini Fund Services, LLC, since 2012; Legal Assistant, Gemini Fund Services, LLC, 2011 to 2012; MetLife, Financial Services Representative, 2008 to 2010.	N/A	N/A

* The term of office of each Trustee is indefinite.

** The ‘Fund Complex’ includes the Trust and Variable Insurance Trust, a registered open-end investment company.

***The Trustee who is an “interested persons” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of the Fund advisor.

Day Hagan Tactical Allocation Fund of ETFs

Additional Information (Unaudited)

June 30, 2014

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-329-4246; and on the Commission’s website at http://www.sec.gov.

Mutual Fund Series Trust

17605 Wright Street

Omaha, NE 68130

MANAGER

Donald L. Hagan, LLC

also known as

Day Hagan Asset Management

1000 South Tamiami Trail

Sarasota, FL 34236

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr. Suite 110

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH  43215

ITEM 2. CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2014	2013
Day Hagan Tactical Allocation Fund of ETFs	13,000	13,000

(b)

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2014	2013
Day Hagan Tactical Allocation Fund of ETFs	2,000	2,000

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2014 and 2013 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2014 and 2013 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: September 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: September 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: September 8, 2014